UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420

                           OPPENHEIMER CORE BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--13.0%
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 2.91%, 4/20/08 1,2                                                      $     890,000     $         890,000
------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                     566,923               566,298
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                  2,244,000             2,238,204
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                  3,540,000             3,535,706
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts., Series
2004-2, Cl. A3, 3.58%, 1/15/09                                                          2,850,000             2,804,544
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                    355,124               354,454
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                1,285,923             1,278,413
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 1                                                1,090,000             1,090,000
------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                    161,947               161,710
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                    723,835               722,618
Series 2003-3, Cl. 1A2, 1.93%, 5/25/18                                                    450,790               450,089
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                 2,011,618             2,005,679
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                  570,000               566,501
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                       588,855               591,760
------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-
DFS, Cl. A2, 2.66%, 11/20/06 1                                                          2,360,000             2,343,564
------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                  2,580,000             2,633,023
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                       430,000               422,211
------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 2.97%, 8/25/33 2                                     528,425               528,768
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations, Series
2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                                                      208,503               208,242
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.22%, 2/25/33 2                                     351,314               355,423
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                      528,188               529,351
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                   1,180,781             1,187,290
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                   2,114,060             2,112,338
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                  1,159,765             1,157,416
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                    4,240,000             4,221,581
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                                  3,430,000             3,419,703
------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                           570,000               564,341
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                  1,604,212             1,598,953
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                  2,060,000             2,041,860
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                   1,904,051             1,899,059
------------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                               $     930,460     $         929,693
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                   2,006,844             2,003,522
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                                 1,370,000             1,366,414
------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series 2003-
2, Cl. A2, 1.56%, 12/18/06                                                                589,017               588,496
------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 1                                                       2,116,402             2,146,243
------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                    936,174               935,673
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                     682,487               682,227
------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 4.16%, 3/15/16 2                                                       4,070,000             4,319,587
------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                     921,935               919,360
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                        1,750,658               467,207
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A, Cl.
A2, 2.55%, 1/15/07                                                                      2,020,000             2,010,444
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts., Series
2002-A, Cl. A4, 4.28%, 10/16/06                                                           385,631               386,587
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series
2004-3, Cl. A2, 3%, 11/25/34 1,2                                                        1,033,315             1,034,124
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                               780,000               770,716
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                  570,000               563,790
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                1,030,000             1,030,000
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations, Mtg.
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                     5,431,645             5,476,340
------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A,
6.79%, 6/1/10                                                                           1,285,000             1,271,829
------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                                     362,803               363,237
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                    286,969               286,956
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                   2,750,000             2,742,840
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                   1,960,000             1,951,683
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                   2,780,000             2,764,580
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                   2,580,000             2,577,092
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                       951,902               950,660
------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                  1,940,000             1,931,610
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18                                                        3,569,894             3,541,951
------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                    914,998               914,330
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                  2,550,000             2,536,387
                                                                                                      ------------------
Total Asset-Backed Securities (Cost $91,457,752)                                                             89,942,677


2            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--68.0%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--57.6%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--57.4%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                   $   3,028,929     $       3,198,358
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                                     23,279,447            23,844,559
6.50%, 7/1/28-4/1/34                                                                    3,462,013             3,605,157
7%, 3/1/31-3/1/33                                                                      12,164,944            12,822,764
7%, 6/1/35 3                                                                            9,498,000             9,996,645
8%, 4/1/16                                                                              1,232,564             1,301,755
9%, 3/1/17-5/1/25                                                                         354,829               386,119
12.50%, 4/1/14                                                                              2,431                 2,718
13.50%, 11/1/10                                                                             5,627                 6,291
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Pass-
Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                         66,753                66,746
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%, 8/15/28                                                        793,959               824,727
Series 2500, Cl. FD, 3.31%, 3/15/32 2                                                     806,431               809,750
Series 2526, Cl. FE, 3.21%, 6/15/29 2                                                   1,059,736             1,065,609
Series 2550, Cl. QK, 4.50%, 4/15/22                                                       789,016               790,631
Series 2551, Cl. FD, 3.21%, 1/15/33 2                                                     847,393               854,265
Series 2583, Cl. KA, 5.50%, 3/15/22                                                     4,102,846             4,152,576
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 5.864%, 6/1/26 4                                                    1,326,617               280,570
Series 183, Cl. IO, 3.74%, 4/1/27 4                                                     2,064,287               447,369
Series 184, Cl. IO, 8.27%, 12/1/26 4                                                    2,166,393               441,603
Series 192, Cl. IO, 10.937%, 2/1/28 4                                                     519,861               104,925
Series 200, Cl. IO, 10.725%, 1/1/29 4                                                     638,358               133,038
Series 206, Cl. IO, (12.299)%, 12/1/29 4                                                  815,654               162,006
Series 2130, Cl. SC, 14.205%, 3/15/29 4                                                 1,430,625               114,096
Series 2134, Cl. SB, 22.508%, 3/15/29 4                                                 1,581,713               127,660
Series 2796, Cl. SD, 21.136%, 7/15/26 4                                                 2,232,712               196,772
Series 2920, Cl. S, 30.867%, 1/15/35 4                                                 10,085,239               562,756
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 5.874%, 6/1/26 5                                            562,687               476,410
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-4/1/35 3                                                                    82,165,311            81,294,958
5.50%, 3/1/33-1/1/34                                                                   16,444,590            16,504,182
5.50%, 4/1/20-4/1/35 3                                                                 92,481,000            93,082,923
6%, 8/1/24-9/1/24                                                                       9,198,944             9,465,272
6%, 4/1/20-4/1/35 3                                                                    24,754,000            25,355,607
6.50%, 4/1/35 3                                                                        65,275,000            67,743,178
7%, 1/1/09-8/1/34                                                                       4,851,109             5,113,029
7%, 4/1/35 3                                                                              840,000               885,150
7.50%, 2/1/08-3/1/08                                                                       31,100                31,980
8%, 8/1/17                                                                                 16,115                16,820
8.50%, 7/1/32                                                                             175,250               190,317
------------------------------------------------------------------------------------------------------------------------


3            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                   $      51,953     $          53,457
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                      608,204               632,140
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                      1,141,846             1,163,980
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                        887,784               898,055
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                        370,123               375,159
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 2                                               1,336,513             1,345,614
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                     3,251,117             3,432,975
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                      3,670,000             3,631,004
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                        413,259               413,499
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                     2,417,000             2,399,225
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 3.929%, 2/1/32 4                                                      1,050,333               235,489
Trust 2002-38, Cl. SO, 15.955%, 4/25/32 4                                                 728,265                45,277
Trust 2002-47, Cl. NS, 12.675%, 4/25/32 4                                               2,804,136               257,700
Trust 2002-51, Cl. S, 12.94%, 8/25/32 4                                                 2,574,803               236,623
Trust 2002-77, Cl. IS, 13.641%, 12/18/32 4                                              1,240,747               115,478
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 3.82%, 6/1/23 4                                                       4,087,961               824,407
Trust 240, Cl. 2, 4.95%, 9/1/23 4                                                       4,722,724               974,300
Trust 252, Cl. 2, 0.567%, 11/1/23 4                                                     3,298,919               647,703
Trust 254, Cl. 2, 3.712%, 1/1/24 4                                                      1,613,327               316,580
Trust 273, Cl. 2, 5.74%, 7/1/26 4                                                         961,220               199,800
Trust 301, Cl. 2, 1.893%, 4/1/29 4                                                      2,695,352               569,973
Trust 303, Cl. IO, (10.701)%, 11/1/29 4                                                   346,277                75,425
Trust 321, Cl. 2, 1.25%, 3/1/32 4                                                       6,047,514             1,390,401
Trust 324, Cl. 2, (2.58)%, 6/1/32 4                                                     5,404,726             1,196,993
Trust 329, Cl. 2, 7.239%, 1/1/33 4                                                      4,254,479             1,016,208
Trust 331, Cl. 9, (14.483)%, 12/1/32 4                                                  3,042,823               666,213
Trust 333, Cl. 2, 8.24%, 3/1/33 4                                                       5,538,845             1,336,421
Trust 334, Cl. 17, (6.605)%, 2/1/33 4                                                     428,194                94,322
Trust 338, Cl. 2, 8.343%, 6/1/33 4                                                      1,674,836               403,772
Trust 2001-81, Cl. S, 17.217%, 1/25/32 4                                                1,147,906               105,870
Trust 2002-52, Cl. SD, 7.319%, 9/25/32 4                                                3,250,023               292,352
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 4                                              1,448,754               141,916
Trust 2004-54, Cl. DS, 18.428%, 11/25/30 4                                                499,220                38,105
Trust 2005-6, Cl. SE, 27.111%, 2/25/35 4                                                6,724,308               409,375
Trust 2005-19, Cl. SA, 27.69%, 3/25/35 4                                               36,296,120             2,098,199
Trust 2005-40, Cl. SA, 0%, 5/25/35 3,4                                                  6,380,000               371,834
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 7.615%, 9/25/23 5                                      1,129,029               954,220
                                                                                                      ------------------
                                                                                                            395,819,355


4            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
3.75%, 7/20/25-7/20/27 2                                                            $      43,974     $          44,564
7%, 7/15/09                                                                                31,456                32,823
8%, 6/15/05-10/15/06                                                                       23,654                24,033
8.50%, 8/15/17-12/15/17                                                                   448,631               488,413
9%, 2/15/09-6/15/09                                                                        21,112                22,407
10%, 11/15/09                                                                              23,772                25,493
10.50%, 12/15/17-5/15/21                                                                   51,468                58,583
11%, 10/20/19                                                                              83,470                92,353
12%, 5/15/14                                                                                  368                   414
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, 12.767%, 1/16/27 4                                              2,594,135               218,152
Series 2002-15, Cl. SM, 7.742%, 2/16/32 4                                               2,593,729               225,965
Series 2002-76, Cl. SY, 12.818%, 12/16/26 4                                             1,050,899                96,319
Series 2004-11, Cl. SM, 8.358%, 1/17/30 4                                                 411,352                33,538
                                                                                                      ------------------
                                                                                                              1,363,057
------------------------------------------------------------------------------------------------------------------------
PRIVATE--10.4%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.5%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 6.836%, 11/13/29 2                                               800,000               849,503
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 5.863%, 4/14/29 4            42,675,028             1,511,963
------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.Pass-
Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                           2,160,000             2,113,022
------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                  3,627,137             3,681,501
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                  3,026,174             3,111,285
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                 1,979,702             1,981,189
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 2                                                 943,711               942,434
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                  1,210,000             1,211,241
------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.738%, 6/22/24 4                          8,955,706               354,633
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 2                                              2,422,009             2,424,648
------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1996-CF1, Cl. A3, 7.903%, 3/13/28 2                                                       541,518               547,370
------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                1,770,000             1,865,827
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                 1,730,000             1,716,254
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                 1,000,000               982,314
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                   1,410,000             1,383,551
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                           1,248,656             1,307,505
------------------------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                     $   1,850,000     $       1,822,683
------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                1,614,255             1,570,672
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                1,100,000             1,098,529
------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12, Cl.
3A1, 4.513%, 12/25/34 1,2                                                               3,477,938             3,473,741
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                    5,000,000             5,589,064
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.83%, 2/18/30 4                11,966,686               377,274
------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations, Series
2002-GE1, Cl. A, 2.514%, 7/26/24 1                                                        267,677               230,202
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                       4,153,262             4,249,542
------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                    3,427,696             3,417,867
------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                   2,010,000             2,130,408
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 5.654%, 5/18/32 4              249,920,413               954,571
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                2,800,000             2,762,479
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                3,560,000             3,567,370
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.545%, 1/25/35 2                                             2,884,356             2,887,179
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                               3,554,431             3,562,280
Series 2004-W, Cl. A2, 4.623%, 11/25/34 2                                               1,823,610             1,822,858
                                                                                                      ------------------
                                                                                                             65,500,959
------------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (7.85)%, 10/23/17 4                            23,365                 5,353
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 2.11%, 10/23/17 5                               34,580                31,474
                                                                                                      ------------------
                                                                                                                 36,827
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.9%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                 3,604,934             3,680,325
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations Pass-
Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                           2,803,708             2,461,937
                                                                                                      ------------------
                                                                                                              6,142,262
                                                                                                      ------------------
Total Mortgage-Backed Obligations (Cost $470,507,870)                                                       468,862,460
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--15.1%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 6                                                9,150,000             8,508,045
------------------------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE

Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%, 9/15/09                                                                     $   6,855,000     $       7,457,589
6.875%, 9/15/10                                                                         7,600,000             8,450,280
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                                           6,600,000             6,527,215
4.25%, 7/15/07                                                                          1,290,000             1,295,000
6.625%, 9/15/09                                                                         7,630,000             8,297,503
7.25%, 5/15/30                                                                          2,180,000             2,819,106
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                        2,000,000             2,076,016
7.125%, 5/1/30                                                                          2,689,000             3,431,428
Series A, 6.79%, 5/23/12                                                               14,531,000            16,389,123
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                           125,000               125,332
5.50%, 8/15/28 7                                                                       13,954,000            15,162,989
8.875%, 8/15/17                                                                         6,664,000             9,267,392
STRIPS, 2.99%, 2/15/10 6                                                                2,490,000             2,038,379
STRIPS, 3.38%, 2/15/11 6                                                                4,621,000             3,603,594
STRIPS, 3.86%, 2/15/13 6                                                                1,520,000             1,069,132
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4%, 3/15/10-2/15/15                                                                     6,715,000             6,514,676
5.75%, 8/15/10                                                                            715,000               767,508
                                                                                                      ------------------
Total U.S. Government Obligations (Cost $105,123,474)                                                       103,800,307
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.4%
------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,389,511)                            2,370,000             2,622,405
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--35.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.4%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Delphi Corp., 6.55% Nts., 6/15/06                                                       1,707,000             1,678,508
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                    2,660,000             2,881,144
                                                                                                      ------------------
                                                                                                              4,559,652
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.1%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                                     1,970,000             1,927,253
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                            2,840,000             3,060,316
------------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                    590,000               626,034
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                              620,000               623,305
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                      2,920,000             2,714,228
8% Bonds, 11/1/31                                                                       2,360,000             2,060,341
------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                  3,750,000             3,607,189
                                                                                                      ------------------
                                                                                                             14,618,666
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                            1,200,000             1,281,466
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                          2,240,000             2,324,000
------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                       3,269,000             3,412,709
                                                                                                      ------------------
                                                                                                              7,018,175
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                 1,685,000             1,794,525
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                 1,660,000             1,654,140
------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                             1,535,000             1,581,586
------------------------------------------------------------------------------------------------------------------------


7            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                            $   1,685,000     $       1,815,588
                                                                                                      ------------------
                                                                                                              6,845,839
------------------------------------------------------------------------------------------------------------------------
MEDIA--3.2%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                       3,070,000             3,311,425
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                     395,000               436,286
------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 8                                   1,740,000             1,861,537
------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                     1,720,000             1,623,726
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                2,990,000             3,752,662
------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                           3,080,000             3,811,226
------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                               1,037,000             1,319,733
------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                          433,000               424,415
3.50% Sr. Unsec. Nts., 10/15/07                                                         2,255,000             2,205,521
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                   3,140,000             3,195,512
                                                                                                      ------------------
                                                                                                             21,942,043
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                       2,165,000             2,281,763
------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                                  3,085,000             3,100,425
------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                     1,221,000             1,204,937
7.90% Unsec. Debs., 10/15/07                                                            1,095,000             1,173,210
                                                                                                      ------------------
                                                                                                              7,760,335
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                                   1,268,000             1,329,815
9.80% Unsub. Nts., 12/15/08 2                                                             507,000               592,556
                                                                                                      ------------------
                                                                                                              1,922,371
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                             1,440,000             1,700,292
8.70% Sr. Unsec. Debs., 5/1/30                                                            743,000               939,995
------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                        1,275,000             1,555,420
------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                               2,545,000             2,726,077
------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,9,10,11                                     476,601                    --
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                           3,060,000             3,062,843
                                                                                                      ------------------
                                                                                                              9,984,627
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                   1,615,000             1,655,425
------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                              2,515,000             2,480,826
------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                   3,835,000             3,906,220
                                                                                                      ------------------
                                                                                                              8,042,471
------------------------------------------------------------------------------------------------------------------------
ENERGY--1.1%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.0%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                         200,000               205,750
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.1%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                        1,665,000             1,769,063
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                      1,880,000             2,021,731
------------------------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09               $   1,750,000     $       1,896,125
------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8                 1,582,700             1,498,951
                                                                                                      ------------------
                                                                                                              7,185,870
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--10.7%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13                             3,300,000             3,372,659
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                     41,000                40,761
------------------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                        2,770,000             2,712,182
------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                             216,000               232,730
------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                       1,680,000             1,659,548
7.75% Unsec. Sub. Nts., 5/1/10                                                            150,000               170,551
                                                                                                      ------------------
                                                                                                              4,815,772
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                      3,475,000             3,388,837
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 8                      1,100,000             1,109,064
------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                   1,155,000             1,147,043
------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                   2,305,000             2,669,789
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                       2,995,000             3,350,650
------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                           1,500,000             1,474,686
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                          3,195,000             3,294,198
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                         2,030,000             2,167,447
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                      325,000               343,042
------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                           2,630,000             2,969,654
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                         3,415,000             3,351,505
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                      1,610,000             1,759,914
                                                                                                      ------------------
                                                                                                             23,636,992
------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.7%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                              635,000               629,376
------------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                      860,000               844,929
------------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                   2,730,000             3,591,675
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                      1,275,000             1,246,444
------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                    2,487,000             2,842,862
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                            1,850,000             1,879,964
------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                 2,985,000             3,137,829
------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                             2,675,000             3,393,834
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                               4,680,000             6,101,910
------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                       2,320,000             2,270,656
                                                                                                      ------------------
                                                                                                             25,939,479
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                           560,000               585,600
8.10% Unsec. Nts., 8/1/10                                                               1,890,000             2,149,102
------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                               1,445,000             1,427,976
8.75% Sr. Unsec. Nts., 8/15/08                                                          1,060,000             1,186,595
------------------------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                     $   1,625,000     $       1,646,830
------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                              1,335,000             1,338,978
5.625% Unsec. Unsub. Nts., 8/15/14                                                      1,295,000             1,303,331
------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                               3,160,000             3,240,255
                                                                                                      ------------------
                                                                                                             12,878,667
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.8%
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                             3,200,000             3,293,910
------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                 3,750,000             3,966,105
------------------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                      1,066,000             1,077,989
------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                           853,000               835,200
                                                                                                      ------------------
                                                                                                              9,173,204
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Merck & Co., Inc., 4.726% Nts., 2/22/06 8                                               2,780,000             2,795,790
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.8%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                             503,000               516,756
------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                                1,070,000             1,281,576
------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                               429,000               445,847
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                        2,040,000             2,277,733
------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                  224,000               225,856
                                                                                                      ------------------
                                                                                                              4,747,768
------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                  3,490,000             3,383,579
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                     1,570,000             1,630,838
------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr.
Unsec. Nts., 8/15/05 1                                                                    100,000               100,875
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                      700,000               784,741
7.125% Sr. Unsec. Nts., 10/1/07                                                         1,890,000             2,005,800
                                                                                                      ------------------
                                                                                                              4,522,254
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                  2,225,000             2,264,734
6.75% Sr. Unsub. Nts., 2/15/11                                                          1,140,000             1,236,785
                                                                                                      ------------------
                                                                                                              3,501,519
------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 1,9,10                                                                            300,000               250,500
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian National Railway Co., 4.25% Nts., 8/1/09                                         434,000               428,401
------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                  2,175,000             2,290,699
                                                                                                      ------------------
                                                                                                              2,719,100
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,9,10                 200,000               105,000


10           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                     $      85,000     $         121,707
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
British Telecommunications plc, 8.625% Bonds, 12/15/30                                  1,520,000             2,031,431
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                    1,029,000             1,131,900
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                   2,800,000             3,223,660
------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                                                            1,600,000             1,832,966
8.75% Sr. Unsec. Nts., 3/1/31 2                                                           520,000               686,453
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                             1,525,000             1,568,324
8.75% Nts., 3/15/32                                                                     1,410,000             1,834,808
------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 8                                     1,600,000             1,563,011
                                                                                                      ------------------
                                                                                                             13,872,553
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                            2,350,000             2,749,115
------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.6%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.7%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                 2,655,000             2,738,558
8.125% Unsec. Nts., Series B, 7/15/05                                                     840,000               851,319
------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                460,000               461,203
------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, 7% Unsec. Nts., 4/1/12                                      2,375,000             2,644,722
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                               1,425,000             1,631,883
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                           1,035,000             1,063,075
------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                  1,650,000             1,662,296
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                               1,260,000             1,281,894
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                              1,455,000             1,653,213
------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                            1,435,000             1,571,325
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                        3,975,000             4,134,409
------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                          645,000               663,362
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1                                  1,810,000             1,868,825
------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                      1,795,000             2,023,863
------------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                                       1,480,000             1,435,239
                                                                                                      ------------------
                                                                                                             25,685,186
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                4,230,000             4,829,353
------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                     1,260,000             1,419,789
                                                                                                      ------------------
                                                                                                              6,249,142
                                                                                                      ------------------
Total Corporate Bonds and Notes (Cost $243,991,015)                                                         243,994,622

                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                       181                 3,971
------------------------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,10,12                                   25     $              --
                                                                                                      ------------------
Total Common Stocks (Cost $109)                                                                                   3,971

                                                                                            UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                              50                    --
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                                          300                     3
------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,10                                                   1,063                    11
------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,10                                            1,980                    --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,10                                     150                    --
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                                     200                    --
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                 2,028                   365
                                                                                                      ------------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                              379

                                                                                        PRINCIPAL
                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.9%
------------------------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 2.70%, 4/8/05 13                                                $   7,000,000             6,996,325
------------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 2.83%, 4/12/05 13                                                 6,115,000             6,109,712
------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 2.80%, 4/13/05 13                                            6,900,000             6,893,560
                                                                                                      ------------------
Total Short-Term Notes (Cost $19,999,597)                                                                    19,999,597
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.16% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $26,511,025 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684  (Cost $26,509,000)                                       26,509,000            26,509,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost$960,003,343)                                                  955,735,418
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.6%
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.7%
Money Market Trust Securities, Series A, 2.885%, 4/15/05 14                             2,000,000             2,000,000
------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 14                                          3,000,000             3,000,000
                                                                                                      ------------------
                                                                                                              5,000,000
------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.6%
Allstate Life Insurance Co., 2.88%, 4/1/05 14                                           2,000,000             2,000,000
------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 2.85%, 4/29/05 14                                        2,000,000             2,000,000
                                                                                                      ------------------
                                                                                                              4,000,000
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.4%
Undivided interest of 4.73% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $23,653,985 on 4/1/05, collateralized by AA Asset-Backed Securities, 0.00%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 14                                       23,652,047            23,652,047


12           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.6%
Bear Stearns, 3.055%, 4/1/05 14                                                     $   4,000,000     $       4,000,000
------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.3%
American Express Credit Corp., 2.845%, 4/18/05 14                                       1,902,011             1,902,011
                                                                                                      ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $38,554,058)                   38,554,058
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $998,557,401)                                             144.2%           994,289,476
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (44.2)         (304,596,815)
                                                                                     -----------------------------------
NET ASSETS                                                                                  100.0%    $     689,692,661
                                                                                     ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $28,664,619, which represents 4.16% of the Fund's net assets, none of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,409,299 or 2.96% of the Fund's net assets as of March 31, 2005.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,462,104 or 0.21% of the Fund's net assets as of March 31, 2005.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $4,237,900. See accompanying Notes to Quarterly Statement of Investments.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $25,158,827 or 3.65% of the Fund's net assets as of March 31, 2005.

9. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

10. Non-income producing security.

11. Interest or dividend is paid-in-kind.

12. Received as the result of issuer reorganization.

13. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $19,999,597, or 2.90% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   999,556,186
                                              ===============

Gross unrealized appreciation                 $     6,656,934
Gross unrealized depreciation                     (11,923,644)
                                              ---------------
Net unrealized depreciation                   $    (5,266,710)
                                              ===============


13           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $335,615,046 of securities on a when-issued basis or forward commitment and sold $53,391,572 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $355,500, representing 0.05% of the Fund's net assets, were in default.


14           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired. Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in nrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                               UNREALIZED
                                   EXPIRATION     NUMBER OF          VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                    DATES     CONTRACTS           MARCH 31, 2005        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                       6/21/05           399       $       44,438,625     $       (467,562)
                                                                                         -----------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.             6/30/05           836              172,960,563              481,663
U.S. Treasury Nts., 5 yr.             6/21/05           864               92,529,000              724,346
U.S. Treasury Nts., 10 yr.            6/21/05           145               15,843,516              (88,941)
                                                                                         -----------------
                                                                                                1,117,068
                                                                                         -----------------
                                                                                         $        649,506
                                                                                         =================

CREDIT SWAP CONTRACTS. The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not


15           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. During the period ended March 31, 2005, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                     EXPIRATION         NOTIONAL           UNREALIZED
CONTRACT DESCRIPTION                      DATES           AMOUNT         DEPRECIATION
--------------------------------------------------------------------------------------
Deutsche Bank AG, Dow Jones             3/20/10    $  19,500,000     $          9,427
CDX.NA.IG.3 Index Credit Bonds

UBS AG, Dow Jones CDX.NA.IG.3
Index Credit Bonds                      3/20/10       10,500,000                1,595
                                                                     -----------------
                                                                     $         11,022
                                                                     =================

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                              PAID BY         RECEIVED BY
            SWAP       NOTIONAL           THE FUND AT         THE FUND AT     TERMINATION           UNREALIZED
    COUNTERPARTY         AMOUNT        MARCH 31, 2005      MARCH 31, 2005            DATE         DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Goldman Sachs                                          Value of total
Capital Markets                                        return of Lehman
LP                 $  7,850,000   One-Month LIBOR BBA  Brothers CMBS Index         4/4/05         $     93,848

Index Abbreviations are as follows:

CMBS              Commercial Mortgage Backed Securities Markets
LIBOR BBA         London-Interbank Offered Rate British Bankers Association

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:


16           |            OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                  ACQUISITION                    VALUATION AS OF        UNREALIZED
SECURITY                                 DATE       COST          MARCH 31, 2005      DEPRECIATION
---------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                1/4/01    $   100        $             --      $        100

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $57,659,014 Collateral of $58,618,924 was received for the loans, of which $38,554,058 was received in cash and subsequently invested in approved instruments.


17           |            OPPENHEIMER CORE BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Core Bond Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005